Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Going Concern Details Narrative
Accumulated Deficit	$ (110,828,039)		$ (104,971,384)	$ (99,433,448)
Cash and Cash Equivalents	154,205	$ 97,538	730,184	133,571	$ 152,930
Net Cash Used in Operating Activities	(1,848,565)	(114,884)	(1,528,971)	(3,199,453)
Net Loss	$ (5,856,655)	$ (493,532)	$ (5,537,936)	$ (6,439,040)